Financial Information - Washington Federal, Inc. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income
Total Income	$ 157,152	$ 155,072	$ 149,079	$ 145,780	$ 142,240	$ 137,716	$ 136,198	$ 132,764	$ 607,083	$ 548,918	$ 536,793
Expense
Income before income taxes	67,341	64,494	64,773	60,635	66,969	65,351	62,791	61,105	257,243	256,216	248,134
Income tax benefit (expense)	(15,826)	(13,100)	(15,502)	(8,965)	(20,865)	(21,239)	(20,721)	(19,859)	(53,393)	(82,684)	(84,085)
NET INCOME	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 46,104	$ 44,112	$ 42,070	$ 41,246	203,850	173,532	164,049
Parent Company
Income
Dividends from subsidiary									198,294	171,500	148,000
Total Income									198,294	171,500	148,000
Expense
Miscellaneous									439	435	435
Total expense									439	435	435
Net income (loss) before equity in undistributed net income (loss) of subsidiary									197,855	171,065	147,565
Equity in undistributed net income (loss) of subsidiaries									5,880	2,326	16,336
Income before income taxes									203,735	173,391	163,901
Income tax benefit (expense)									115	141	148
NET INCOME									$ 203,850	$ 173,532	$ 164,049